Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Supplement [Text Block]	cik0001048702_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Retirement Income Fund

Supplement dated December 13, 2011
to the Prospectus dated March 1, 2011 (as revised September 28, 2011)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.           At a meeting of the Board of Trustees (the "Board") of Nationwide Mutual Funds (the "Trust") held on December 13, 2011, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of each of the Nationwide Target Destination Funds (each of which is featured in the above-referenced Prospectus) and Nationwide Fund Advisors ("NFA"), the investment adviser to the Trust, pursuant to which the unified management fee payable by each Nationwide Target Destination Fund to NFA shall be reduced, effective January 1, 2012, to 0.13% of such Fund's average daily net assets.

2.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2010 Fund, found on page 2 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.26%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.92%	1.42%	1.32%	1.17%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

3.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2010 Fund, found on page 3 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$851	$1,055	$1,641
Class C shares	245	449	776	1,702
Class R1 shares	134	418	723	1,590
Class R2 shares	119	372	644	1,420
Institutional Service Class shares	68	214	373	835
Institutional Class shares	43	135	235	530

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

4.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2015 Fund, found on page 6 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.26%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.92%	1.42%	1.32%	1.17%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

5.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2015 Fund, found on page 7 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$851	$1,055	$1,641
Class C shares	245	449	776	1,702
Class R1 shares	134	418	723	1,590
Class R2 shares	119	372	644	1,420
Institutional Service Class shares	68	214	373	835
Institutional Class shares	43	135	235	530

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

6.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2020 Fund, found on page 11 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.26%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.92%	1.42%	1.32%	1.17%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

7.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2020 Fund, found on page 11 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$851	$1,055	$1,641
Class C shares	245	449	776	1,702
Class R1 shares	134	418	723	1,590
Class R2 shares	119	372	644	1,420
Institutional Service Class shares	68	214	373	835
Institutional Class shares	43	135	235	530

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

8.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2025 Fund, found on page 14 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.26%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.92%	1.42%	1.32%	1.17%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

9.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2025 Fund, found on page 15 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$851	$1,055	$1,641
Class C shares	245	449	776	1,702
Class R1 shares	134	418	723	1,590
Class R2 shares	119	372	644	1,420
Institutional Service Class shares	68	214	373	835
Institutional Class shares	43	135	235	530

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

10.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2030 Fund, found on page 18 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.26%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.92%	1.42%	1.32%	1.17%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

11.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2030 Fund, found on page 19 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$851	$1,055	$1,641
Class C shares	245	449	776	1,702
Class R1 shares	134	418	723	1,590
Class R2 shares	119	372	644	1,420
Institutional Service Class shares	68	214	373	835
Institutional Class shares	43	135	235	530

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

12.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2035 Fund, found on page 22 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.25%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.92%	1.42%	1.31%	1.17%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

13.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2035 Fund, found on page 23 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$851	$1,055	$1,641
Class C shares	245	449	776	1,702
Class R1 shares	133	415	718	1,579
Class R2 shares	119	372	644	1,420
Institutional Service Class shares	68	214	373	835
Institutional Class shares	43	135	235	530

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

14.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2040 Fund, found on page 26 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.26%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.93%	1.43%	1.33%	1.18%	0.68%	0.43%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

15.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2040 Fund, found on page 27 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$664	$854	$1,060	$1,652
Class C shares	246	452	782	1,713
Class R1 shares	135	421	729	1,601
Class R2 shares	120	375	649	1,432
Institutional Service Class shares	69	218	379	847
Institutional Class shares	44	138	241	542

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$146	$452	$782	$1,713

16.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2045 Fund, found on page 30 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.26%	0.26%	0.25%	0.01%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.93%	1.43%	1.33%	1.18%	0.67%	0.43%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

17.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2045 Fund, found on page 31 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$664	$854	$1,060	$1,652
Class C shares	246	452	782	1,713
Class R1 shares	135	421	729	1,601
Class R2 shares	120	375	649	1,432
Institutional Service Class shares	68	214	373	835
Institutional Class shares	44	138	241	542

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$146	$452	$782	$1,713

18.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2050 Fund, found on page 34 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.25%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.93%	1.43%	1.32%	1.18%	0.68%	0.43%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

19.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2050 Fund, found on page 35 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$664	$854	$1,060	$1,652
Class C shares	246	452	782	1,713
Class R1 shares	134	418	723	1,590
Class R2 shares	120	375	649	1,432
Institutional Service Class shares	69	218	379	847
Institutional Class shares	44	138	241	542

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$146	$452	$782	$1,713

20.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2055 Fund, found on page 38 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.25%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.93%	1.43%	1.32%	1.18%	0.68%	0.43%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

21.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2055 Fund, found on page 39 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$664	$854	$1,060	$1,652
Class C shares	246	452	782	1,713
Class R1 shares	134	418	723	1,590
Class R2 shares	120	375	649	1,432
Institutional Service Class shares	69	218	379	847
Institutional Class shares	44	138	241	542

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$146	$452	$782	$1,713

22.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Retirement Income Fund, found on page 41 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.25%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.92%	1.42%	1.31%	1.17%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

23.           Effective January 1, 2012, the Example Tables for the Nationwide Retirement Income Fund, found on page 42 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$851	$1,055	$1,641
Class C shares	245	449	776	1,702
Class R1 shares	133	415	718	1,579
Class R2 shares	119	372	644	1,420
Institutional Service Class shares	68	214	373	835
Institutional Class shares	43	135	235	530

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Nationwide Destination 2020 Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	851
5 Years	rr_ExpenseExampleYear05	1,055
10 Years	rr_ExpenseExampleYear10	1,641
Nationwide Destination 2020 Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	245
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
Nationwide Destination 2020 Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
Nationwide Destination 2020 Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
Nationwide Destination 2020 Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
Nationwide Destination 2020 Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	43
3 Years	rr_ExpenseExampleYear03	135
5 Years	rr_ExpenseExampleYear05	235
10 Years	rr_ExpenseExampleYear10	530
Nationwide Destination 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001048702_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2020 Fund

Supplement dated December 13, 2011
to the Prospectus dated March 1, 2011 (as revised September 28, 2011)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

6.           Effective January 1, 2012, the Fees and Expenses Table for the Nationwide Destination 2020 Fund, found on page 11 of the Prospectus, is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.65%	0.50%	None	None
Other Expenses	0.26%	0.01%	0.26%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.92%	1.42%	1.32%	1.17%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

7.           Effective January 1, 2012, the Example Tables for the Nationwide Destination 2020 Fund, found on page 11 of the Prospectus, are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$663	$851	$1,055	$1,641
Class C shares	245	449	776	1,702
Class R1 shares	134	418	723	1,590
Class R2 shares	119	372	644	1,420
Institutional Service Class shares	68	214	373	835
Institutional Class shares	43	135	235	530

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:

[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.